FINANCIAL RISK MANAGEMENT AND FAIR VALUES OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, undiscounted payments	$ 15,768	$ 17,740
Other payables and accruals, undiscounted payments	22,176	17,258
Amounts due to related party	316	19
Borrowings	29,805	29,460
Lease liabilities, undiscounted payments	88,075	80,534
Non-derivative financial liabilities, undiscounted cash flows, total	156,140	145,011
Trade payables, carrying amount	15,768	17,740
Other payables and accruals, carrying amount	22,176	17,258
Lease liabilities	70,425	62,968
Non-current derivative financial liabilities, total	138,490	127,445
Within 1 year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, undiscounted payments	15,768	17,740
Other payables and accruals, undiscounted payments	22,176	17,258
Amounts due to related party	316	19
Borrowings	29,805
Lease liabilities, undiscounted payments	7,471	5,489
Non-derivative financial liabilities, undiscounted cash flows, total	75,536	40,506
After 1 year but within 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings		29,460
Lease liabilities, undiscounted payments	6,967	5,516
Non-derivative financial liabilities, undiscounted cash flows, total	6,967	34,976
More than 2 year but less than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, undiscounted payments	20,290	16,275
Non-derivative financial liabilities, undiscounted cash flows, total	20,290	16,275
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, undiscounted payments	53,347	53,254
Non-derivative financial liabilities, undiscounted cash flows, total	$ 53,347	$ 53,254